Components of net periodic pension cost (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Amortization of prior service credit	$ 0	$ (200)	$ (961)
Recognized net actuarial losses	24,674	25,159	12,973
Pension Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan Service Cost	0	0	0
Defined Benefit Plan Interest Cost	27,863	29,981	31,139
Expected return on plan assets	(43,216)	(39,240)	(43,361)
Amortization of prior service credit	0	0	0
Recognized net actuarial losses	21,452	21,703	11,314
Defined Benefit Plan Amortization Of Net Gains Losses	6,099	12,444	(908)
Settlement Loss	0	0	0
Defined Benefit Plan, Special Termination Benefits	0	0	15,559
Defined Benefit Plan, Recognized Net Gain (Loss) Due to Curtailments	0	0	0
Total net periodic pension cost	6,099	12,444	14,651
Other Pension Plans Defined Benefit Member
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan Service Cost	0	0	0
Defined Benefit Plan Interest Cost	1,493	1,572	1,581
Expected return on plan assets	(2,167)	(2,105)	(1,803)
Amortization of prior service credit	0	0	0
Recognized net actuarial losses	1,330	1,294	591
Defined Benefit Plan Amortization Of Net Gains Losses	656	761	369
Settlement Loss	0	0	0
Defined Benefit Plan, Special Termination Benefits	0	0	0
Defined Benefit Plan, Recognized Net Gain (Loss) Due to Curtailments	0	0	0
Total net periodic pension cost	$ 656	$ 761	$ 369